CONSOLIDATED AND COMBINED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net (loss)/income		$ (16.3)	$ 50.2	$ 126.6
Foreign currency adjustments:
Foreign currency translation gain/(loss) arising during the period		3.9	(0.3)	(2.4)
Total foreign currency translation adjustments	[1]	3.9	(0.3)	(2.4)
Derivative instruments:
Unrealized hedging losses, net of tax of zero, zero and $0.1		0.0	0.0
Unrealized hedging losses, net of tax of zero, zero and $0.1				(1.2)
Reclassification of deferred hedging losses included in net income, net of tax zero, $(0.1) and zero		0.0	1.2
Reclassification of deferred hedging losses included in net income, net of tax zero, $(0.1) and zero				0.0
Total derivative instruments, net of tax of zero, $(0.1) and $0.1		0.0	1.2
Total derivative instruments, net of tax of zero, $(0.1) and $0.1				(1.2)
Other comprehensive income/(loss), net of tax		3.9	0.9	(3.6)
Comprehensive (loss)/income		$ (12.4)	$ 51.1	$ 123.0

[1]	Income taxes are not provided on the equity in undistributed earnings of our foreign subsidiaries since it is our intention that such earnings will remain invested in those affiliates indefinitely.